Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable	$ 28,620,423	$ 21,895,260
Less: Allowance for credit losses	(7,133,370)	(7,080,677)
Total accounts receivable, net	$ 21,487,053	$ 14,814,583